Discontinued Operation (Details 1)	Dec. 31, 2021 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 184,000
Total assets of discontinued operations	184,000
Accrued expenses	(534,256)
Total liabilities of discontinued operations	$ (534,256)